Business Combinations	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS [Abstract]
BUSINESS COMBINATIONS

4. BUSINESS COMBINATIONS

The Group completed the following acquisitions during the years ended December 31, 2009, 2010 and 2011:

Acquisition completed in 2011

In April 2011, the Group acquired a 51.85% equity interest in a game operating company which mainly provides services in East Asia, for total consideration of US$3.0 million (approximately RMB18.9 million) in cash and assumption of liabilities of RMB10.4 million. Total identifiable intangible assets acquired of approximately RMB25.7 million mainly represent trademark, software technology and customer database. The weighted average amortization period for the identifiable intangible assets acquired is 4.4 years. The goodwill associated with this acquisition is RMB5.2 million. Certain non-controlling shareholders have a right to require the Group to purchase the outstanding non-controlling interests held by them after the completion of the acquisition at a fixed price if the game operating company fails to complete an initial public offering before 2014. Therefore, upon the date of consolidation, the related non-controlling interests were recognized at fair value (using an income approach to measurement) and are presented as redeemable non-controlling interests of in the consolidated balance sheet. As the initial public offering of the game acquiree cannot be anticipated or considered probable until it happens, the redemption of the non-controlling interests is considered probable and accretion of RMB0.6 million in the redemption value was recognized in retained earnings to adjust the initial carrying amount to the redemption value of RMB14.0 million at the consolidation date. No further accretion adjustments were required after the consolidation date.

Based on an assessment of the acquired company's financial performance made by the Group and the amounts involved in the acquisition, this acquisition is not considered material to the Group. Accordingly, presentation of pro forma financial information with regard to a summary of the results of operations for the acquisition completed in 2011 is not necessary.

Acquisitions completed in 2010

(1)	Goldcool

On January 1, 2010, the Group acquired all of the equity interests of Goldcool Holdings Limited, as well as its wholly owned subsidiary Kuyin and VIE Shanghai Hongli (collectively known as "Goldcool"), one of the leading online game developers and operators in China. Pursuant to the acquisition agreement, the total purchase consideration was RMB120 million in cash.

The allocation of the purchase price to the assets acquired and liabilities assumed based on their fair values was as follows:

	RMB	Amortization Period
Cash	26,730
Other assets	14,817
Identifiable intangible assets
Trademark	9,410	20 years
Software technology	41,560	3~6 years
Customer database	6,370	5 years
Purchased in-progress research and development	23,870
Deferred tax liabilities	(17,084)
Goodwill	25,077
Current liabilities	(10,750)

Purchase price	120,000

The fair value of identifiable intangible assets was measured primarily by the income approach taking into consideration historical financial performance and estimates of future performance of Goldcool's business. The weighted average amortization period for the identifiable intangible assets acquired is 7.2 years. Purchased in-progress research and development of RMB23.9 million was capitalized as an indefinite-lived intangible asset subject to impairment testing until completion or abandonment. Total goodwill of RMB25.1 million represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining game operations of the Group and Goldcool and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment.

(2)	Mochi

On January 15, 2010, the Group acquired all of the equity interests of Mochi, which operates a leading platform for distributing and monetizing browser-based games worldwide. Pursuant to the acquisition agreement, the total purchase consideration was US$64.3 million (approximately RMB438.6 million), which consisted of US$60.7 million in cash and the issuance of 622,222 Class A ordinary shares with an aggregate fair value of US$3.3 million on the acquisition date and the grant of 962,963 options to replace the outstanding employee options of Mochi with fair value of US$0.3 million which is attributable to employees' pre-combination services.

The Group also granted 2,068,219 restricted shares to the employees of Mochi on the acquisition date. The restricted shares will vest over 2 to 4 years and considered as awards for post combination services. As result, the compensation expense is being recognized on straight line basis over the vesting period.

The allocation of the purchase price to the assets acquired and liabilities assumed based on their fair values was as follows:

	RMB	Amortization Period
Cash	35,193
Other assets	17,470
Identifiable intangible assets
Trademark	218,442	20 years
Software technology	184,310	7 years
Deferred tax liabilities	(161,101)
Goodwill	163,617
Current liabilities	(15,220)
Long term liabilities	(4,118)

Purchase price	438,593

The fair value of identifiable intangible assets was measured primarily by the income approach taking into consideration historical financial performance and estimates of future performance of Mochi's business. The weighted average amortization period for the identifiable intangible assets acquired is 14.1 years. Total goodwill of RMB163.6 million represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining game operations of the Group and Mochi and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition.

(3)	Eyedentity

On September 1, 2010, the Group acquired all of the equity interests of Eyedentity, one of the leading online game developers in Korea. Pursuant to the acquisition agreement, the total purchase consideration was US$76.5 million (approximately RMB520.8 million) in cash. As of December 31, 2011, non-contingent purchase consideration of RMB10.0 million due on the third anniversary of the acquisition date has not yet been paid and is included as an acquisition related obligation in other payables and accruals.

The Group will pay US$2.8 million to purchase all outstanding stock options issued by Eyedentity on the acquisition date. The consideration was allocated between pre-combination and post-combination services for US$1.6 million and US$1.2 million, respectively. The pre-combination component was included as purchase consideration in the business combination and the post-combination component is being recognized as share based compensation expenses on straight line basis over the remaining vesting period. In addition, the Group will also pay the shareholders of US$ 20.1 million if they continue to provide service to Eyedentity in the three years after the acquisition. For the year ended December 31, 2010 and 2011, the Group has accrued such expense in the amounts of RMB14.8 million and RMB29.6 million, respectively.

The allocation of the purchase price to the assets acquired and liabilities assumed based on their fair values was as follows

	RMB	Amortization Period
Cash	25,600
Other assets	55,752
Identifiable intangible assets
Software technology	356,189	6~10 years
Non-compete arrangement	13,621	3 years
Purchased in-progress research and development	89,218
Deferred tax liabilities	(102,693)
Goodwill	123,425
Current liabilities	(40,313)

Purchase price	520,799

The fair value of identifiable intangible assets was measured primarily by the income approach taking into consideration historical financial performance and estimates of future performance of Eyedentity's business. The weighted average amortization period for the identifiable intangible assets acquired is 6.7 years.

Total goodwill of RMB123.4 million represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining game operations of the Group and Eyedentity and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition.

(4)	Unaudited Pro Forma information on 2010 acquisitions

The following unaudited pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2009 and 2010, as if the respective acquisitions had occurred on January 1, 2009, and after giving effect to purchase accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place at the beginning of the periods presented, and may not be indicative of future operating results.

	Year Ended December 31, 2009	Year Ended December 31, 2010
	Unaudited	Unaudited
	RMB	RMB
Net revenues	4,891,796	4,525,472
Net income	1,371,506	1,285,234
Earnings per ordinary share
Basic	2.46	2.25
Diluted	2.45	2.25

The pro forma net income for 2009 and 2010 includes RMB58.6 million and RMB14.4 million for the amortization of identifiable intangible assets, as well as RMB19.1 million and RMB3.5 million for the amortization of deferred tax liabilities using the actual effective income tax rate of the respective acquired businesses in 2009 and 2010.

(5)	Other acquisitions

In July 2010, the Group acquired all of the equity interests of a global micropayment solution provider, which mainly provides the service in South East Asia. Pursuant to the acquisition agreement, the total purchase consideration was US$2.5 million (approximately RMB17.0 million) in cash. Total identifiable intangible assets acquired of approximately RMB13.7 million mainly represent the trademark and billing platform. The weighted average amortization period for the identifiable intangible assets acquired is 15.2 years.

In October 2010, the Group acquired 45% of the equity interests in Shanghai Guangyu Networking Technology Co., Ltd. ("Guangyu"), one of the leading platforms for distributing and monetizing browser-based games in China from Shanda for a total consideration of RMB10 million in cash. In October 2010, the Group acquired an additional 6% of the equity interests in Guangyu from its non-controlling shareholder for consideration of RMB0.8 million in cash. Total identifiable intangible assets acquired of approximately RMB17.3 million mainly represent the website platform. The weighted average amortization period for the identifiable intangible assets acquired is 3.4 years.

Based on an assessment of other acquisition companies' financial performance and the amounts involved in the acquisitions, none of the acquired companies on their own or in total is (are) considered material to the Group. Therefore, pro forma financial information with regard to a summary of the results of operations of the Group for the business combinations completed in 2010 is not necessary.

Acquisition completed in 2009

Chengdu Simo

In July 2009, the Group acquired all of the equity interests of Chengdu Simo, one of the leading developer and operator of MMORPGS in China. Pursuant to the acquisition agreement, the total purchase consideration was RMB148.8 million in cash, of which RMB48.8 million is due if and when a game named "Qi Xia Tian Xia" achieves a certain milestone. As of December 31, 2011, the purchase consideration of RMB48.8million has not been paid and is included as an acquisition related obligation in other payables and accruals as management has concluded the milestone has not yet been met.

The allocation of the purchase price to the assets acquired and liabilities assumed based on their fair values was as follows:

RMB
Cash	6,374
Other assets	26,885
Identifiable intangible assets	104,300
Purchased in-progress research and development	6,000
Deferred tax liabilities	(11,723)
Goodwill	53,532
Current liabilities	(36,568)

Purchase price	148,800

The fair value of identifiable intangible assets was measured primarily by the income approach taking into consideration historical financial performance and estimates of future performance of Simo's business. The weighted average amortization period required for the identifiable intangible assets acquired is 6.4 years. Purchased in-progress research and development of RMB6.0 million was capitalized as an indefinite-lived intangible asset subject to impairment testing until completion or abandonment. Total goodwill of RMB53.5 million represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining game operations of the Group and Chengdu Simo and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment.

Chengdu Simo's financial results have been included in the consolidated statements of operations and comprehensive income. The amount of revenues and earnings included in the consolidated statements of operations and comprehensive income for 2009 was not material. The following unaudited pro forma consolidated financial information reflects the Group's consolidated results of operations for the year ended December 31, 2009, as if the acquisition of Chengdu Simo had occurred on January 1, 2009, and after giving effect to purchase accounting adjustments. Chengdu Simo was incorporated in 2008 and did not have any significant operations in 2008 and therefore no comparative figures are presented below. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place at the beginning of the period presented and may not be indicative of future operating results.

Year Ended December 31, 2009
(in thousands, except per share data)	Unaudited RMB
Net revenues	4,835,256
Net income	1,413,837
Earnings per ordinary share
Basic	2.54
Diluted	2.53

The pro forma net income for 2009 includes RMB16.8 million for the amortization of identifiable intangible assets and the tax rate was determined using the actual effective income tax rate of Chengdu Simo in 2009.